UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G


ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the
Securities Exchange Act of 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period ________________ to ________________

Rule 15Ga-1(c)(2) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)) for the quarterly reporting period _____________ to _________________

xxx Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2012 to December 31, 2012

Date of Report (Date of earliest event reported): February 12, 2013


AUTOMOTIVE RENTALS, INC.1
(Exact name of securitizer as specified in its charter)

None
(Commission File Number of securitizer)

0001541665
 (Central Index Key Number of securitizer)




Brian K. Horwith, Treasurer, (856) 778-1500
(Name and telephone number, including area code, of the person to contact in connection with this filing)



Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(I)

Indicate by check mark whether the securitizer has no activity to report for the annual
period pursuant to Rule 15Ga-1(c)(2)(ii) xxx	       2


___________________________

1 Automotive Rentals, Inc., as securitizer, is filing this Form ABS-15G in respect of all outstanding asset-backed securities sponsored by it and held by non-affiliates during the reporting period in the auto lease asset class, including asset-backed securities privately issued by (i) ARI Fleet Funding 2 LLC,
(ii) ARI Fleet Funding 3 LLC (iii) ARI Funding 3 LLC, (iv)
ARI Funding 4 LLC, (v) ARI Funding 6 LLC,
(vi) ARI Funding 8 LLC, (vii) ARI Funding 9 LLC, (viii) ARI
Funding 11 LLC, (ix) ARI Receivables Funding LLC, and (x) ARI Fleet Funding LLC (subject to information set forth in Item 1.03 below), as affiliated depositors.

2 The securitizer has attempted to gather the information required by this Form ABS-15G and Rule 15Ga-1 by, among other things, (i) identifying the asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which it is a securitizer and that are not covered by a filing to be made by an affiliated securitizer ("Covered Transactions"), (ii) gathering information in its records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets ("Repurchases") that is required to be reported on Form
ABS-15G ("Reportable Information"), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any


INFORMATION AND WARRANTY INFORMATION

Representation and Warranty Information

Item 1.02	Periodic Filing of Rule 15Ga-1 Representations
and Warranties Disclosure
Pursuant to Rule 15Ga-1(c)(2)(ii), Automotive Rentals, Inc. has indicated by check mark that there is no activity to report for the calendar year ended
December 31, 2012.

Item 1.03	Notice of Termination of Duty to File Reports under Rule 15Ga-1
Automotive Rentals, Inc. is terminating its obligation to file for ARI Fleet Funding LLC. The date of the last payment on the last asset-backed security issued by ARI Fleet Funding LLC, an affiliate of
Automotive Rentals, Inc., was September 17, 2012.

SIGNATURES
        Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

AUTOMOTIVE RENTALS, INC.
(Securitizer)


By: /s/ Brian K. Horwith
Name:	Brian K. Horwith
Title:	Treasurer

Date:  February12, 2013










9370577v1








___________________________

Repurchase obligations of the party or parties making those representations or warranties based on the securitizer's records ("Demand Entities"), and (iv) requesting all Reportable Information from Demand Entities that is within their respective possession and which has not been previously provided to the securitizer. However, the securitizer cannot be certain that it has obtained all applicable Reportable Information because, among other things, some of the Demand Entities may not
have agreed to provide Reportable Information or may not have provided complete information, and some Demand Entities may be unable or unwilling to provide such requested Reportable Information without unreasonable burden or expense (or without imposing unreasonable burden or expense on the securitizer).